Schedule of Investments (unaudited) May 31, 2020	iShares® MSCI Sweden ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Banks — 15.8%
Nordea Bank Abp(a)	1,343,477	$9,077,904
Skandinaviska Enskilda Banken AB, Class A(a)	703,649	6,105,337
Svenska Handelsbanken AB, Class A(a)	667,039	6,313,192
Swedbank AB, Class A(a)	392,807	4,921,374

		26,417,807

Building Products — 6.2%
Assa Abloy AB, Class B	415,564	8,414,218
Nibe Industrier AB, Class B(a)	91,346	2,027,034

		10,441,252

Capital Markets — 0.6%
EQT AB(a)	59,930	947,785

Commercial Services & Supplies — 1.2%
Securitas AB, Class B(a)	147,506	1,954,562

Communications Equipment — 6.6%
Telefonaktiebolaget LM Ericsson, Class B	1,211,148	11,012,833

Construction & Engineering — 1.8%
Skanska AB, Class B(a)	152,915	3,053,965

Diversified Financial Services — 9.6%
Industrivarden AB, Class C(a)	76,067	1,691,212
Investor AB, Class B	188,952	10,051,119
Kinnevik AB, Class B	100,748	2,535,187
L E Lundbergforetagen AB, Class B(a)	34,060	1,689,556

		15,967,074

Diversified Telecommunication Services — 2.3%
Telia Co. AB	1,114,396	3,819,427

Electronic Equipment, Instruments & Components — 4.0%
Hexagon AB, Class B(a)	121,231	6,657,288

Food & Staples Retailing — 1.2%
ICA Gruppen AB	44,342	2,082,368

Hotels, Restaurants & Leisure — 1.4%
Evolution Gaming Group AB(b)	38,451	2,269,088

Household Durables — 2.0%
Electrolux AB, Series B	107,866	1,765,441
Husqvarna AB, Class B	205,773	1,513,199

		3,278,640

Household Products — 4.8%
Essity AB, Class B(a)	245,756	8,109,803

Industrial Conglomerates — 0.6%
Investment AB Latour, Class B	55,421	993,869

Machinery — 26.2%
Alfa Laval AB(a)	141,775	2,858,576
Atlas Copco AB, Class A	278,632	10,922,395

Security	Shares	Value

Machinery (continued)
Atlas Copco AB, Class B	161,552	$5,698,193
Epiroc AB, Class A	291,864	3,239,886
Epiroc AB, Class B	168,099	1,872,258
Sandvik AB(a)	437,502	7,241,880
SKF AB, Class B	171,072	3,138,686
Volvo AB, Class B	616,520	8,722,472

		43,694,346

Metals & Mining — 1.6%
Boliden AB	123,461	2,676,768

Oil, Gas & Consumable Fuels — 1.2%
Lundin Energy AB	85,905	2,070,473

Paper & Forest Products — 1.4%
Svenska Cellulosa AB SCA, Class B(a)	182,387	2,275,396

Specialty Retail — 3.2%
Hennes & Mauritz AB, Class B(c)	349,492	5,274,840

Tobacco — 3.1%
Swedish Match AB	73,866	5,126,038

Wireless Telecommunication Services — 1.7%
Millicom International Cellular SA, SDR	4,293	103,196
Tele2 AB, Class B	212,251	2,823,748

		2,926,944

Total Common Stocks — 96.5% (Cost: $205,680,768)		161,050,566

Short-Term Investments

Money Market Funds — 1.3%
BlackRock Cash Funds: Institutional, SL Agency Shares,
0.69%(d)(e)(f)	2,184,787	2,188,065

Total Short-Term Investments — 1.3% (Cost: $2,187,995)		2,188,065

Total Investments in Securities — 97.8% (Cost: $207,868,763)		163,238,631

Other Assets, Less Liabilities — 2.2%		3,730,400

Net Assets — 100.0%		$166,969,031

(a)	Non-income producing security.
(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	All or a portion of this security is on loan.
(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period-end.
(f)	All or a portion of this security was purchased with cash collateral received from loaned securities.

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Schedule of Investments (unaudited) (continued) May 31, 2020	iShares® MSCI Sweden ETF

Affiliates

Investments in issuers considered to be affiliates of the Fund during the period ended May 31, 2020, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Shares Held at 08/31/19	Net Activity	Shares Held at 05/31/20	Value at 05/31/20	Income		Net Realized Gain (Loss)(a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	—	2,184,787	2,184,787	$2,188,065	$961	(b)	$8	$70
BlackRock Cash Funds: Treasury, SL Agency Shares	78,000	(78,000)	—	—	1,452		—	—

				$2,188,065	$2,413		$8	$70

(a)	Includes realized capital gain distributions from an affiliated fund, if any.
(b)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
OMXS 30 Index	340	06/18/20	$5,877	$251,289

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	883,032	EUR	786,934	SCB	06/18/20	$7,410

USD	127,426	EUR	117,103	SCB	06/18/20	(2,875)
USD	7,963,844	SEK	77,139,463	SCB	06/18/20	(227,685)

						(230,560)

	Net unrealized depreciation					$(223,150)

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at iShares.com and on the U.S. Securities and Exchange Commission website at sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of May 31, 2020. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$161,050,566	$—	$—	$161,050,566
Money Market Funds	2,188,065	—	—	2,188,065

	$163,238,631	$—	$—	$163,238,631

Derivative financial instruments(a)
Assets
Futures Contracts	$251,289	$—	$—	$251,289
Forward Foreign Currency Exchange Contracts	—	7,410	—	7,410
Liabilities
Forward Foreign Currency Exchange Contracts	—	(230,560)	—	(230,560)

	$251,289	$(223,150)	$—	$28,139

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

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Schedule of Investments (unaudited) (continued) May 31, 2020	iShares® MSCI Sweden ETF

Portfolio Abbreviations — Equity

SDR	Swedish Depositary Receipt

Currency Abbreviations

EUR	Euro

SEK	Swedish Krona

USD	United States Dollar

Counterparty Abbreviations

SCB	Standard Chartered Bank

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